INCOME TAXES - Tax reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Loss before income tax	$ (109,624)	$ (88,890)
Statutory income tax rate (as percentage)	27.00%	27.00%
Expected income tax benefit	$ (29,599)	$ (24,000)
Items not deductible for income tax purposes	3,351	2,939
Non-taxable items	(1,377)	(3,733)
Flow through share issuances	4,898	10,562
QuestEx acquisition		459
Other	(776)	(744)
Change in unrecognized deferred tax assets	22,859	$ 14,517
Deferred income tax recovery	$ (644)